Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal									$ 1,105	$ 584	$ 651
State									137	71	156
Total current									1,242	655	807
Deferred:
Federal									2,353	1,485	(197)
State									447	282	(64)
Total deferred									2,800	1,767	(261)
Total income tax expense	$ 1,074	$ 802	$ 1,121	$ 1,045	$ 903	$ 771	$ 810	$ (62)	$ 4,042	$ 2,422	$ 546